Stockholders' Equity and Weighted Average Common Shares Outstanding - Schedule of Components of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated other comprehensive loss	$ 1,508,019	$ 645,938
Total accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated other comprehensive loss	(901,378)	(989,118)
Foreign currency translation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated other comprehensive loss	(903,078)	(988,484)
Other, net
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated other comprehensive loss	$ 1,700	$ (634)